Employee Share Ownership Plans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Employee share awards expense	$ 123,313	$ 106,214	$ 140,445